Note 4 - Other Investments (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Available-for-sale Securities [Table Text Block]
	Thousands of Yen
March 31, 2015	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	¥1,778,803	¥2,528,884	¥95,116	¥4,212,571
Available-for-sale—Debt securities	100,300	1,610	–	101,910
	¥1,879,103	¥2,530,494	¥95,116	¥4,314,481

March 31, 2016

Available-for-sale—Equity securities	¥1,822,151	¥2,090,940	¥82,244	¥3,830,847
Available-for-sale—Debt securities	100,300	13,250	–	113,550
	¥1,922,451	¥2,104,190	¥82,244	¥3,944,397

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]
	Thousands of Yen
	Less than 12 Months		12 Months or More		Total
March 31, 2015	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Losses

Available-for-sale—Equity securities	¥946,712	¥95,116	–	–	¥946,712	¥95,116

March 31, 2016

Available-for-sale—Equity securities	¥994,658	¥79,267	¥7,587	¥2,977	¥1,002,245	¥82,244